Prepaid Expenses - Summary of Prepaid Expenses (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepayments and accrued income other than contract assets [abstract]
Rents	R$ 26,888	R$ 54,327
Advertising and publicity	49,426	28,410
Insurance premiums	48,584	26,917
Software maintenance	26,114	19,863
Employee benefits	6,923	8,362
IPVA and IPTU	1,195	1,553
Contribution - private pension fund (see Note 21.a)	18,204	19,831
Other prepaid expenses	21,178	10,129
Prepaid expenses	198,512	169,392
Current	123,699	98,024
Non-current	R$ 74,813	R$ 71,368